ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Sep. 30, 2017
Beijing Origin Seed Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Dec. 26, 1997	[1]
Entity Incorporation, Place of Incorporation or Establishment	PRC	[1]
Percentage of Ownership	0.00%	[1]
Principal Activity	Hybrid crop seed development, production and Distribution	[1]
Henan Origin Cotton Technology Development Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Mar. 02, 2001	[1]
Entity Incorporation, Place of Incorporation or Establishment	PRC	[1]
Percentage of Ownership	92.04%	[1]
Principal Activity	Hybrid crop seed development, production and distribution	[1]
Xinjiang Originbo Seed Company Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Jul. 13, 2011	[1]
Entity Incorporation, Place of Incorporation or Establishment	PRC	[1]
Percentage of Ownership	51.00%	[1]
Principal Activity	Hybrid crop seed development, production and distribution	[1]
State Harvest Holdings Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Oct. 06, 2004
Entity Incorporation, Place of Incorporation or Establishment	British Virgin Islands
Percentage of Ownership	100.00%
Principal Activity	Investment Holding
Beijing Origin State Harvest Biotechnology Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Dec. 01, 2004
Entity Incorporation, Place of Incorporation or Establishment	People’s Republic of China (“PRC”)
Percentage of Ownership	100.00%
Principal Activity	Hybrid seed technology development
Origin Agritech USA LLC [Member]
Entity Incorporation, Date of Incorporation or Establishment	Aug. 12, 2016
Entity Incorporation, Place of Incorporation or Establishment	United States of America (“USA”)
Percentage of Ownership	100.00%
Principal Activity	Hybrid seed technology development

[1]	Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, and Xinjiang Originbo Seed Company Limited are collectively referred to as “Beijing Origin”.